Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	€ 17,424	€ 15,761
Intangible assets	8,434	8,433	€ 7,214
Investments accounted for using the equity method	690	1,163	1,248
Other financial assets	12	23
Other receivables	317	181
Derivative financial instruments	76	30
Deferred income tax assets	67	71
Total non-current assets	27,020	25,662
Current assets
Inventories	2,742	3,061
Trade and other receivables	3,767	4,074
Current income tax recoverable	20	15
Derivative financial instruments	6	15
Cash and cash equivalents	3,755	2,346
Total current assets	10,290	9,511
Total assets	37,310	35,173
EQUITY
Capital and reserves attributable to the Company's equity holders	16,940	16,029
Non-controlling interests	540	525
Total equity	17,480	16,554	14,977	€ 14,443
Non-current liabilities
Lease liabilities	1,240	0
Interest-bearing loans and borrowings	8,199	8,698
Derivative financial instruments	1	18
Deferred income tax liabilities	2,338	2,209
Other payables	485	472
Retirement benefit obligations	427	424
Provisions for liabilities	760	719	693
Total non-current liabilities	13,450	12,540
Current liabilities
Lease liabilities	271	0
Trade and other payables	4,376	4,609
Current income tax liabilities	503	443
Interest-bearing loans and borrowings	815	618
Derivative financial instruments	16	41
Provisions for liabilities	399	368	€ 371
Total current liabilities	6,380	6,079
Total liabilities	19,830	18,619
Total equity and liabilities	37,310	35,173
Guarantor [member]
Non-current assets
Subsidiaries	15,621	14,892
Total non-current assets	15,621	14,892
Current assets
Advances to subsidiaries and parent undertakings	967	1,233
Cash and cash equivalents	458	411
Total current assets	1,425	1,644
Total assets	17,046	16,536
EQUITY
Capital and reserves attributable to the Company's equity holders	16,940	16,029
Total equity	16,940	16,029
Current liabilities
Advances from subsidiary and parent undertakings	106	507
Total current liabilities	106	507
Total liabilities	106	507
Total equity and liabilities	17,046	16,536
CRH America, Inc [member]
Non-current assets
Subsidiaries	709	572
Advances to subsidiaries and parent undertakings	3,549	3,550
Derivative financial instruments	20
Total non-current assets	4,278	4,122
Current assets
Total assets	4,278	4,122
EQUITY
Capital and reserves attributable to the Company's equity holders	2,087	1,950
Total equity	2,087	1,950
Non-current liabilities
Interest-bearing loans and borrowings	2,171	2,098
Derivative financial instruments		16
Total non-current liabilities	2,171	2,114
Current liabilities
Trade and other payables	20	21
Interest-bearing loans and borrowings		37
Total current liabilities	20	58
Total liabilities	2,191	2,172
Total equity and liabilities	4,278	4,122
Non-Guarantor subsidiaries [member]
Non-current assets
Property, plant and equipment	17,424	15,761
Intangible assets	8,434	8,433
Subsidiaries	1,682	1,682
Investments accounted for using the equity method	690	1,163
Other financial assets	12	23
Other receivables	317	181
Derivative financial instruments	56	30
Deferred income tax assets	67	71
Total non-current assets	28,682	27,344
Current assets
Inventories	2,742	3,061
Trade and other receivables	3,767	4,074
Advances to subsidiaries and parent undertakings	106	507
Current income tax recoverable	20	15
Derivative financial instruments	6	15
Cash and cash equivalents	3,297	1,935
Total current assets	9,938	9,607
Total assets	38,620	36,951
EQUITY
Capital and reserves attributable to the Company's equity holders	15,925	15,196
Non-controlling interests	540	525
Total equity	16,465	15,721
Non-current liabilities
Lease liabilities	1,240
Interest-bearing loans and borrowings	6,028	6,600
Derivative financial instruments	1	2
Deferred income tax liabilities	2,338	2,209
Other payables	485	472
Advances from subsidiary and parent undertakings	3,549	3,550
Retirement benefit obligations	427	424
Provisions for liabilities	760	719
Total non-current liabilities	14,828	13,976
Current liabilities
Lease liabilities	271
Trade and other payables	4,356	4,588
Advances from subsidiary and parent undertakings	967	1,233
Current income tax liabilities	503	443
Interest-bearing loans and borrowings	815	581
Derivative financial instruments	16	41
Provisions for liabilities	399	368
Total current liabilities	7,327	7,254
Total liabilities	22,155	21,230
Total equity and liabilities	38,620	36,951
Eliminate and reclassify [member]
Non-current assets
Subsidiaries	(18,012)	(17,146)
Advances to subsidiaries and parent undertakings	(3,549)	(3,550)
Total non-current assets	(21,561)	(20,696)
Current assets
Advances to subsidiaries and parent undertakings	(1,073)	(1,740)
Total current assets	(1,073)	(1,740)
Total assets	(22,634)	(22,436)
EQUITY
Capital and reserves attributable to the Company's equity holders	(18,012)	(17,146)
Total equity	(18,012)	(17,146)
Non-current liabilities
Advances from subsidiary and parent undertakings	(3,549)	(3,550)
Total non-current liabilities	(3,549)	(3,550)
Current liabilities
Advances from subsidiary and parent undertakings	(1,073)	(1,740)
Total current liabilities	(1,073)	(1,740)
Total liabilities	(4,622)	(5,290)
Total equity and liabilities	(22,634)	(22,436)
CRH and subsidiaries [member]
Non-current assets
Property, plant and equipment	17,424	15,761
Intangible assets	8,434	8,433
Investments accounted for using the equity method	690	1,163
Other financial assets	12	23
Other receivables	317	181
Derivative financial instruments	76	30
Deferred income tax assets	67	71
Total non-current assets	27,020	25,662
Current assets
Inventories	2,742	3,061
Trade and other receivables	3,767	4,074
Current income tax recoverable	20	15
Derivative financial instruments	6	15
Cash and cash equivalents	3,755	2,346
Total current assets	10,290	9,511
Total assets	37,310	35,173
EQUITY
Capital and reserves attributable to the Company's equity holders	16,940	16,029
Non-controlling interests	540	525
Total equity	17,480	16,554
Non-current liabilities
Lease liabilities	1,240
Interest-bearing loans and borrowings	8,199	8,698
Derivative financial instruments	1	18
Deferred income tax liabilities	2,338	2,209
Other payables	485	472
Retirement benefit obligations	427	424
Provisions for liabilities	760	719
Total non-current liabilities	13,450	12,540
Current liabilities
Lease liabilities	271
Trade and other payables	4,376	4,609
Current income tax liabilities	503	443
Interest-bearing loans and borrowings	815	618
Derivative financial instruments	16	41
Provisions for liabilities	399	368
Total current liabilities	6,380	6,079
Total liabilities	19,830	18,619
Total equity and liabilities	€ 37,310	€ 35,173